9. Related Party Transactions (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions Details Narrative
Legal fees, incurred	$ 18,636	$ 52,631
Accounts payable	0	22,631
Consulting fees incurred		$ 56,000